Commitments and Contingencies (Details) - TEMPO AUTOMATION INC $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Leases [Abstract]
Number Of Operating Leases | lease			2
Number Of Finance Leases | lease			1
Operating lease-related assets and liabilities
Operating lease assets	$ 565		$ 1,323	$ 2,109
Operating lease liability, current	801		1,111	987
Operating lease liability, noncurrent	$ 38		$ 546	1,657
Estimated incremental borrowing rate	8.95%		8.95%
Operating lease-related income and expenses
Rent expense recorded	$ 700	$ 700	$ 1,000	1,000
Variable lease expenses			38	$ 300
Future minimum lease payments under non-cancelable operating leases
2022			1,215
2023	531		531
2024	29		29
Total future lease payments	867		1,775
Less imputed interest	(28)		(118)
Total operating lease liability	$ 839		$ 1,657